Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2015
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
Schedule of fair value of acquired properties

	Acquisition #1	Acquisition #2
	September 1,	September 3,
	2015	2015
	(in thousands)
Cash consideration	$16,006	$6,369
Fair value of assets and liabilities acquired:
Proved oil and natural gas properties	7,731	6,491
Unproved oil and natural gas properties	8,312	—
Total fair value of oil and natural gas properties acquired	16,043	6,491
Asset retirement obligation	(37)	(122)
Total fair value of net assets acquired	$16,006	$6,369